Related Party Transactions (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Sep. 19, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Consulting fees for related party		$ 45,000	$ 30,000	$ 178,597	$ 120,000
Granted common stock outstanding by the company, percentage	3.00%
Warrant issued during period for purchase common stock	699,671
Warrant strike price per share	$ 1.00
Consultant term	7 years
Percentage of vested and exercisable	33.33%
Fair value of warrants value	614,049
Expected volatility	113.70%
Risk-free interest rate	2.29%
Contractual term	7 years
Dividend yield	0.00%
Related party expense		45,000		47,500
Research and development consulting services				320,000
Deferred for payment until next equity financing				320,000	52,500
Deferred payment included in accrued expenses				$ 52,500	$ 52,500
12 Months [Member]
Percentage of vested and exercisable	33.33%
24 Months [Member]
Percentage of vested and exercisable	33.34%